Events After the Reporting Date	12 Months Ended
Dec. 31, 2024
Events After the Reporting Date [Abstract]
EVENTS AFTER THE REPORTING DATE
NOTE 26:-	EVENTS AFTER THE REPORTING DATE

a.

On February 18, 2025, the Company announced that it has reached a settlement agreement (the “Settlement”) regarding a lawsuit it filed in February 2022 with the Economic Division of the Tel Aviv-Jaffa District Court against six of the Company’s former directors (the “Defendants”) case number 34426-02-22 (the “Suit”). The Suit included allegations of breaches of fiduciary duties of the Defendants under the Israeli Companies Law, 1999, relating to a prior acquisition of a pain clinic network through a subsidiary of the Company (See Note 17a).

As part of the Settlement, which was facilitated through mediation and approved by the court, SciSparc will be entitled to a $411 cash payment from the Defendants, in exchange for the full dismissal by SciSparc of the alleged claims brought against the Defendants in the Suit.

The Settlement also includes the termination, effective as of February 5, 2024 of a disputed licensing agreement with Dekel, entered into on May 21, 2015 and amended from time to time (the “License Agreement”). As part of the Settlement, Dekel clarified, to SciSparc’s full satisfaction, that SciSparc will retain its exclusive global rights to its extensive intellectual property portfolio, patents, know-how and technologies and is released from all alleged commitments, claims and royalties related or arising out of the License Agreement, including those related to claimed core technologies, ensuring a continued focus on SciSparc’s core development programs. Dekel will assume full and exclusive ownership of the patent application for compositions and methods for treating inflammatory disorders and all such underlying intellectual property, which are not related whatsoever to the Company’s pipeline and development program.

b.

On February 24, 2025, the Company announced that it has entered into a loan agreement with AutoMax to provide a $2,000 loan (the “New Loan”). The funding will support AutoMax’s business expansion following its entry into the direct import of Anhui Jianghuai Automobile Group Corp., Ltd. electric vehicles. The New Loan is in addition to previous bridge loans in an aggregate amount of $4,250 (the “Previous Loans”). The Previous Loans were provided in lieu of SciSparc’s obligation to provide a $4,250 closing financing, in accordance with the merger agreement signed between the parties. On March 27, 2025, SciSparc and AutoMax entered into a third addendum to the Merger Agreement, pursuant to which the right to terminate the Merger Agreement if the Merger was not consummated by March 31, 2025, was deferred to September 30, 2025.

The loan, bearing an 8% annual interest rate, will be repaid in equal monthly installments of $50 and interest, commencing on March 24, 2025,with AutoMax retaining the option for early repayment without penalties. The interest on the loan will be cancelled as of the consummation of the merger agreement, and thereafter AutoMax shall continue to make monthly payments towards the principal amount of the loan. As collateral, AutoMax has pledged a first-ranking fixed charge on its subsidiary’s shares.

c.

On February 25, 2025, the Company entered into securities purchase agreements (the “Securities Purchase Agreements”) with certain investors, pursuant to which the Company agreed to sell and issue to the investors convertible debentures (the “Debentures”) in the aggregate principal amount of $4,200 (the “Subscription Amount”), which are convertible into the Company’s ordinary shares, no par value per share (the “Ordinary Shares” and, as converted, the “Conversion Shares”), at a purchase price equal to 95% of the Subscription Amount. The issuance and sale of the Debentures is subject to certain conditions and limitations.

The Debentures, when issued, will mature on the one-year anniversary of the issuance date of the Debentures. Further, interest will accrue on the outstanding principal balance of the Debentures at an annual rate of 8%, which will increase to an annual rate of 18% upon an Event of Default (as defined in the Debentures) for so long as such Event of Default remains uncured. The investors will have the right to convert the Debentures into Ordinary Shares at the lower of (i) 110% of volume weighted average price of the Ordinary Shares the trading day immediately preceding the closing or (ii) 95% of the lowest daily volume weighted average price of the Ordinary Shares during the twenty (20) consecutive trading days immediately preceding the conversion date or other date of determination (the “Market Price”); provided that the Market Price may not be lower than the floor price, which will be equal to 20% of the volume weighted average price of the Ordinary Shares on the day prior to the closing.

At the closing of the transaction, the Company issued to the investors 172,174 warrants which are exercisable into a number of Ordinary Shares equal to the Subscription Amount applicable to the investors divided by a price equal to 130% of the volume weighted average price of the Ordinary Shares immediately prior to the closing date, or $11.6172 per warrant. The warrants are exercisable for a term of five years from the issuance date.

d.	On April 1, 2025, we entered into a securities purchase agreement with Polyrizon, pursuant to which we participated in a private placement of Polyrizon and invested $100,000 (out of an aggregate investment of approximately $17 million), in exchange for ordinary shares and Series A warrants to purchase ordinary shares, of Polyrizon. In addition, we entered into an exchange agreement with Polyrizon, pursuant to which we exchanged existing ordinary share warrants of Polyrizon held by us for Series A warrants to purchase ordinary shares of Polyrizon.
The Company entered into a global guaranty agreement (the “Global Guaranty Agreement”) with one of the investors (the “Investor”) through certain of the Company’s subsidiaries, pursuant to which such subsidiaries will guaranty the Company’s obligations under the Debenture with the Investor and other instruments, agreements or other items executed or delivered pursuant to the Global Guaranty Agreement.

The Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Investor, pursuant to which the Company subsidiaries, pursuant to which the Company has agreed to provide to the Investor registration rights under the Securities Act of 1933, as amended (the “Act”) and the rules and regulations promulgated thereunder, and applicable state securities laws.

In connection with the transaction, on February 25, 2025, the Company entered into a Deed of Assignment (the “Deed”) with AutoMax, and three of the investors. Pursuant to the Deed, the Company assigned part of the Subscription Amount in the amount of $2,000 to AutoMax in lieu of making the payment under the Loan Agreement (the “Loan Agreement”) to which the Company entered into with AutoMax on February 24, 2025.

d.

On February 25, 2025, the Company announced it has signed a definitive agreement to sell its entire ownership interest in MitoCareX to N2Off, Inc., a publicly-traded company in the United States (Nasdaq: NITO) (“N2OFF”).

The Company has entered into a Securities Purchase and Exchange Agreement with N2OFF, under which the Company and other sellers, including Dr. Alon Silberman and Prof. Ciro Leonardo Pierri, will transfer full ownership of MitoCareX to N2OFF. As part of the agreement, the Company will sell 4,961 shares of MitoCareX to N2OFF for $700 and exchange its remaining shares for common stock in N2OFF. In total, the Company and the other sellers will receive N2OFF common stock equivalent to 40% of the company’s fully diluted capital stock. The transaction is subject to certain conditions, including approval of N2OFF’s shareholders. Upon closing, MitoCareX will become a wholly owned subsidiary of N2OFF, with its board restructured under N2OFF’s control.

In addition, the Company and the other sellers will be entitled to receive additional N2OFF stock based on milestone achievements, representing up to 25% of N2OFF’s fully diluted capital stock. As part of the financial terms, the Company, along with the other sellers, will collectively receive 30% of N2OFF’s financing proceeds over five years, up to a maximum of $1,600. N2OFF has also committed to investing $1,000 in MitoCareX post-closing. Dr. Silberman will continue as CEO of N2OFF under a revised employment agreement, which includes a restricted stock grant of 5% of N2OFF’s capital stock, vesting over three years. The agreement contains customary representations, warranties, and provisions for termination if the closing does not occur within 30 days.

Mr. Amitay Weiss, who serves as the chairman of the Board, also serves as the chairman of the board of directors of N2OFF. In addition, Ms. Liat Sidi, who also serves as a member of the Board, also serves as a member of the board of directors of N2OFF.

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